Trade Accounts Receivables, Net (Details) - Schedule of fair value and carrying amount - PEN (S/) S/ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Schedule of fair value and carrying amount [Abstract]
Carrying amount	S/ 605,775	S/ 590,092
Fair value	S/ 624,137	S/ 783,643